Changes in accounting practices and disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Changes In Accounting Practices And Disclosures
Schedule of recognized financial statements

Standard	Description	Impact

Amendments to IFRS 10 - Consolidated Statements and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[2]	Clarify situations that involve the sale or contribution of assets between an investor and its associate or joint venture.	The Company is assessing the impacts and effects of the amendments; however, it does not expect any effects from the amendments.

Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current[1]

These amendments to IAS 1 only affect the presentation of liabilities as current or non-current in the statement of financial position and not the amount or time of recognition of any asset, liability, income or expense, or information disclosed on such items. In addition, they clarify that the classification of liabilities as current or non-current is based on rights existing on the balance sheet date, specify that classification is not affected by the expectations on whether an entity will exercise its right to defer the settlement of the liability and introduce the definition of 'settlement' to clarify that settlement refers to the transfer, to a counterparty, of cash, equity instruments, other assets or services.

The Company does not expect any impacts from this standard.
Amendments to IAS 7 – Statament of Cash Flows and IFRS 7 – Financial Instruments - Disclosures[1]

The amendments add a disclosure objective IAS 7 stating that information about their supplier financing arrangements should be disclosed to allow users of the financial statements to assess the effects of these agreements on the entity’s liabilities and cash flows. Additionally, IFRS 7 was amended to include supplier financing arrangements as an example within the requirements for disclosing information about the entity’s exposure to liquidity risk concentration.

The Company does not expect effects from these amendments.

Amendments to IFRS 16 – Leases - Lease liability in a Sale and Leaseback transaction[1]

The amendments to IFRS 16 add subsequent measurement requirements for sale and leaseback transactions that meet the requirements of IFRS 15 for accounting purposes as a sale. The amendments require that the seller-lessee determine "lease payments" or "revised lease payments" so that the seller-lessee does not recognize a gain or loss related to the right of use retained by the seller-lessee after the commencement date.

The amendments do not impact the gain or loss recognized by the seller-lessee related to the total or partial termination of a lease. Without these new requirements, a seller-lessee may have recognized a gain on the right of use retained solely because of the remeasurement of the lease liability (for example, after a modification or change in the lease term) that applies the general requirements in IFRS 16. This may have been particularly the case in a sublease that includes variable lease payments not dependent on an index or rate.

The Company does not expect effects from these amendments.

1	Effective for annual periods beginning on or after January 1, 2024.
2	The effective date of the amendments has not yet been defined by IASB.